Segment Information (Details) - Schedule of Non-Current Assets - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Total non-current assets	£ 172,577	£ 264,396	£ 544,691
UK [Member]
Non-current assets
Total non-current assets	172,531	262,541
EU [Member]
Non-current assets
Total non-current assets	£ 46	£ 1,855